BMS-Q1

Quarterly Report
August 31, 2025
MFS®  Blended Research®
Mid Cap Equity Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 3.6%
Curtiss-Wright Corp.	37,214	$17,793,874
Firefly Aerospace, Inc. (a)	37,781	1,714,124
Leidos Holdings, Inc.	165,113	29,872,244
Standard Aero, Inc. (a)	81,680	2,163,703
Textron, Inc.	230,593	18,484,335
		$70,028,280
Airlines – 1.7%
SkyWest, Inc. (a)	114,124	$13,854,654
United Airlines Holdings, Inc. (a)	173,763	18,245,115
		$32,099,769
Apparel Manufacturers – 1.5%
Columbia Sportswear Co.	21,099	$1,175,636
PVH Corp.	30,542	2,575,302
VF Corp.	1,594,156	24,119,580
		$27,870,518
Automotive – 1.9%
Aptiv PLC (a)	380,463	$30,258,222
Carvana Co. (a)	4,331	1,610,786
Visteon Corp.	32,378	4,013,577
		$35,882,585
Biotechnology – 1.3%
Biogen, Inc. (a)	67,346	$8,904,488
Exelixis, Inc. (a)	424,299	15,877,269
		$24,781,757
Broadcasting – 2.1%
Omnicom Group, Inc.	221,735	$17,368,503
Spotify Technology S.A. (a)	34,542	23,553,499
		$40,922,002
Brokerage & Asset Managers – 0.8%
Raymond James Financial, Inc.	90,625	$15,355,500
Business Services – 4.1%
Constellium SE (a)	239,859	$3,475,557
Dropbox, Inc. (a)	422,796	12,286,452
GoDaddy, Inc. (a)	117,017	17,354,791
Hims & Hers Health, Inc. (a)	73,170	3,098,749
TriNet Group, Inc.	219,442	15,891,990
Verisk Analytics, Inc., “A”	97,751	26,208,998
		$78,316,537
Chemicals – 1.9%
Avient Corp.	490,948	$18,361,455
Eastman Chemical Co.	260,342	18,312,457
		$36,673,912
Computer Software – 4.8%
ACI Worldwide, Inc. (a)	106,585	$5,259,970
AppLovin Corp. (a)	8,633	4,131,667
Datadog, Inc., “A” (a)	145,936	19,946,533
Figma, Inc. (a)	15,322	1,076,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Guidewire Software, Inc. (a)	79,565	$17,267,196
Okta, Inc. (a)	217,782	20,203,636
Pegasystems, Inc.	111,371	6,037,422
VeriSign, Inc.	21,194	5,793,804
Zoom Communications, Inc. (a)	152,506	12,417,039
		$92,134,097
Computer Software - Systems – 0.7%
Avnet, Inc.	35,326	$1,927,740
Q2 Holdings, Inc. (a)	56,145	4,420,296
Sandisk Corp. of Delaware (a)	21,328	1,119,080
Zebra Technologies Corp., “A” (a)	16,726	5,303,647
		$12,770,763
Construction – 5.9%
Allegion PLC	34,972	$5,938,246
Builders FirstSource, Inc. (a)	190,747	26,452,794
Essex Property Trust, Inc., REIT	40,232	10,871,089
Ferguson Enterprises, Inc.	18,467	4,268,647
Masco Corp.	330,885	24,283,650
Mohawk Industries, Inc. (a)	189,883	25,195,575
Stanley Black & Decker, Inc.	218,079	16,201,089
		$113,211,090
Consumer Products – 0.8%
Newell Brands, Inc.	2,502,075	$14,812,284
Consumer Services – 0.7%
Expedia Group, Inc.	58,827	$12,636,040
Grand Canyon Education, Inc. (a)	6,993	1,409,579
		$14,045,619
Electrical Equipment – 2.3%
AMETEK, Inc.	56,065	$10,360,812
Amphenol Corp., “A”	264,465	28,789,660
W.W. Grainger, Inc.	5,118	5,187,093
		$44,337,565
Electronics – 1.6%
Advanced Energy Industries, Inc.	7,630	$1,142,059
Amkor Technology, Inc.	352,182	8,519,283
Cirrus Logic, Inc. (a)	59,149	6,754,224
Flex Ltd. (a)	107,013	5,738,037
Monolithic Power Systems, Inc.	10,199	8,523,916
		$30,677,519
Energy - Independent – 3.4%
Antero Resources Corp. (a)	210,786	$6,728,289
Expand Energy Corp.	38,889	3,763,677
Phillips 66	230,137	30,741,701
Valero Energy Corp.	161,438	24,540,190
		$65,773,857
Energy - Integrated – 0.7%
National Gas Fuel Co.	163,823	$14,210,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.6%
Jacobs Solutions, Inc.	76,240	$11,148,575
MasTec, Inc. (a)	5,439	988,212
		$12,136,787
Food & Beverages – 2.0%
Coca-Cola Consolidated, Inc.	18,780	$2,201,767
General Mills, Inc.	375,310	18,514,043
Ingredion, Inc.	138,630	17,958,130
		$38,673,940
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	370,881	$7,217,344
Forest & Paper Products – 0.3%
Sylvamo Corp.	90,972	$4,196,538
UFP Industries, Inc.	21,350	2,155,710
		$6,352,248
Gaming & Lodging – 1.9%
Carnival Corp. (a)	248,245	$7,916,533
DraftKings, Inc. (a)	27,456	1,317,339
Viking Holdings Ltd. (a)	422,994	26,910,878
		$36,144,750
General Merchandise – 0.5%
Dollar General Corp.	88,720	$9,649,187
Health Maintenance Organizations – 1.5%
Humana, Inc.	92,337	$28,039,053
Insurance – 8.4%
Ameriprise Financial, Inc.	68,187	$35,103,350
Assurant, Inc.	6,477	1,396,506
AXIS Capital Holdings Ltd.	20,330	2,004,131
Brighthouse Financial, Inc. (a)	92,513	4,372,164
Corebridge Financial, Inc.	752,045	26,148,605
Equitable Holdings, Inc.	422,293	22,491,325
Everest Group Ltd.	63,405	21,676,901
Hanover Insurance Group, Inc.	13,430	2,329,836
Hartford Insurance Group, Inc.	164,561	21,773,066
Jackson Financial, Inc.	139,516	13,784,181
Kemper Corp.	41,767	2,240,800
Lincoln National Corp.	65,537	2,813,503
Voya Financial, Inc.	72,765	5,463,924
		$161,598,292
Internet – 0.2%
Pinterest, Inc. (a)	95,268	$3,489,667
Leisure & Toys – 2.2%
Mattel, Inc. (a)	271,536	$4,969,109
Roblox Corp., “A” (a)	304,860	37,982,507
		$42,951,616
Machinery & Tools – 4.0%
AGCO Corp.	61,331	$6,635,401
CNH Industrial N.V.	2,227,174	25,501,142
Crane Co.	6,303	1,167,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Mueller Industries, Inc.	49,389	$4,738,381
Pentair PLC	68,114	7,324,298
Trimble, Inc. (a)	23,932	1,934,184
Wabtec Corp.	155,084	30,008,754
		$77,310,106
Medical & Health Technology & Services – 4.8%
IQVIA Holdings, Inc. (a)	103,428	$19,735,097
McKesson Corp.	31,485	21,618,860
Universal Health Services, Inc.	104,153	18,912,102
Veeva Systems, Inc. (a)	111,447	30,001,533
Ventas, Inc., REIT	12,855	875,168
		$91,142,760
Medical Equipment – 0.9%
DexCom, Inc. (a)	39,172	$2,951,218
Envista Holdings Corp. (a)	703,949	14,909,640
		$17,860,858
Natural Gas - Distribution – 1.3%
Atmos Energy Corp.	86,307	$14,338,182
UGI Corp.	283,241	9,811,468
		$24,149,650
Natural Gas - Pipeline – 0.1%
Cheniere Energy, Inc.	4,699	$1,136,312
Oil Services – 1.7%
TechnipFMC PLC	906,410	$33,319,632
Other Banks & Diversified Financials – 7.3%
M&T Bank Corp.	73,031	$14,727,432
Northern Trust Corp.	222,836	29,253,910
Popular, Inc.	262,683	33,003,492
SLM Corp.	295,308	9,237,234
Synchrony Financial	383,789	29,298,452
Texas Capital Bancshares, Inc. (a)	286,430	24,796,245
		$140,316,765
Pharmaceuticals – 1.5%
Incyte Corp. (a)	237,804	$20,120,597
Organon & Co.	999,291	9,413,321
		$29,533,918
Printing & Publishing – 0.9%
Lamar Advertising Co., REIT	131,876	$16,781,221
Real Estate – 4.6%
CareTrust REIT, Inc.	335,918	$11,558,938
CBRE Group, Inc., “A” (a)	80,423	13,038,177
Essential Properties Realty Trust, REIT	405,924	12,713,540
Jones Lang LaSalle, Inc. (a)	89,363	27,306,652
Simon Property Group, Inc., REIT	37,175	6,716,035
W.P. Carey, Inc., REIT	260,262	17,463,580
		$88,796,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 2.0%
Cousins Properties, Inc., REIT	489,152	$14,425,092
Highwoods Properties, Inc., REIT	749,696	23,637,915
		$38,063,007
Restaurants – 2.6%
Aramark	650,421	$25,437,965
Texas Roadhouse, Inc.	51,963	8,966,216
U.S. Foods Holding Corp. (a)	192,048	14,902,925
		$49,307,106
Specialty Chemicals – 1.7%
Corteva, Inc.	94,041	$6,976,902
RPM International, Inc.	198,931	24,928,043
		$31,904,945
Specialty Stores – 2.8%
Bath & Body Works, Inc.	179,520	$5,243,779
BJ's Wholesale Club Holdings, Inc. (a)	13,199	1,289,278
Gap, Inc.	230,276	5,068,375
O'Reilly Automotive, Inc. (a)	298,997	31,000,009
Tapestry, Inc.	101,583	10,343,181
		$52,944,622
Utilities - Electric Power – 4.9%
Ameren Corp.	81,862	$8,168,190
DTE Energy Co.	7,982	1,090,740
Edison International	499,544	28,039,405
NRG Energy, Inc.	174,038	25,332,971
PG&E Corp.	1,689,514	25,815,774
PPL Corp.	172,078	6,275,685
		$94,722,765
Total Common Stocks		$1,897,447,134
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.33% (v)	17,819,462	$17,821,244

Other Assets, Less Liabilities – 0.2%		2,965,881
Net Assets – 100.0%		$1,918,234,259

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,821,244 and
$1,897,447,134, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,897,447,134	$—	$—	$1,897,447,134
Investment Companies	17,821,244	—	—	17,821,244
Total	$1,915,268,378	$—	$—	$1,915,268,378
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,469,886	$98,047,126	$91,696,530	$(597)	$1,359	$17,821,244

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$189,781	$—